UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: 06/30/2012

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2012

		Value
		------------
COMMON STOCKS -- 94.35%
	Consumer Discretionary - Automobiles &
	Components -- 1.02%
265,000	Gentex Corporation	$ 5,530,550
		------------
	Consumer Discretionary - Durables &
	Apparel -- 5.34%
130,000	Coach, Inc.	7,602,400
245,000	Jarden Corporation *	10,294,900
55,000	Polaris Industries Inc.	3,931,400
130,000	Tupperware Brands Corporation	7,118,800
		------------
		28,947,500
		------------
	Consumer Discretionary - Retailing -- 12.18%
300,000	Aaron's, Inc.	8,493,000
270,000	CarMax, Inc. *	7,003,800
285,000	LKQ Corporation *	9,519,000
110,000	Nordstrom, Inc.	5,465,900
100,000	O'Reilly Automotive, Inc. *	8,377,000
150,000	PetSmart, Inc.	10,227,000
265,000	Select Comfort Corporation *	5,543,800
180,000	TJX Companies, Inc. (The)	7,727,400
40,000	Ulta Salon, Cosmetics & Fragrance, Inc.	3,735,200
		------------
		66,092,100
		------------
	Consumer Discretionary - Services -- 2.49%
340,000	InterContinental Hotels Group PLC	8,194,000
100,000	Starwood Hotels & Resorts Worldwide, Inc.	5,304,000
		------------
		13,498,000
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.12%
90,000	PriceSmart, Inc.	6,075,900
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.16%
80,000	Beam Inc.	4,999,200
190,000	Hormel Foods Corporation	5,779,800
130,000	McCormick & Company, Inc.	7,884,500
55,000	Monster Beverage Corporation *	3,916,000
		------------
		22,579,500
		------------
	Energy -- 5.90%
105,000	Cameron International Corporation *	4,484,550
38,000	CARBO Ceramics Inc.	2,915,740
45,000	Concho Resources Inc. *	3,830,400
70,000	Continental Resources, Inc. *	4,663,400
60,000	Helmerich & Payne, Inc.	2,608,800
111,385	Kinder Morgan Management, LLC *	8,177,898
130,000	Whiting Petroleum Corporation *	5,345,600
		------------
		32,026,388
		------------
	Financials - Banks -- 1.39%
107,768	Commerce Bancshares, Inc.	4,084,407
60,000	Cullen/Frost Bankers, Inc.	3,449,400
		------------
		7,533,807
		------------
	Financials - Diversified -- 5.13%
67,500	Affiliated Managers Group, Inc. *	7,387,875
175,000	MSCI Inc. *	5,953,500
230,000	Raymond James Financial, Inc.	7,875,200
105,000	T. Rowe Price Group, Inc.	6,610,800
		------------
		27,827,375
		------------
	Financials - Insurance -- 2.74%
215,000	Marsh & McLennan Companies, Inc.	6,929,450
217,000	Willis Group Holdings PLC	7,918,330
		------------
		14,847,780
		------------
	Financials - Real Estate -- 0.83%

60,000	Digital Realty Trust, Inc.	4,504,200
		------------
	Health Care - Equipment & Services -- 7.55%
90,000	Cooper Companies, Inc. (The)	7,178,400
50,000	DaVita, Inc. *	4,910,500
205,000	DENTSPLY International Inc.	7,751,050
250,000	ResMed Inc. *	7,800,000
120,000	Stryker Corporation	6,612,000
110,000	Varian Medical Systems, Inc. *	6,684,700
		------------
		40,936,650
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 4.91%
75,000	Allergan, Inc.	6,942,750
135,000	Gilead Sciences, Inc. *	6,922,800
47,500	Mettler-Toledo International Inc. *	7,402,875
103,920	Thermo Fisher Scientific Inc.	5,394,487
		------------
		26,662,912
		------------
	Industrials - Capital Goods -- 11.60%
165,000	AMETEK, Inc.	8,235,150
180,000	BE Aerospace, Inc. *	7,858,800
206,000	Fastenal Company	8,303,860
237,500	IDEX Corporation	9,257,750
175,000	Pentair, Inc.	6,699,000
115,000	Snap-on Incorporated	7,158,750
45,000	TransDigm Group Incorporated *	6,043,500
120,000	Westinghouse Air Brake Technologies
	Corporation	9,361,200
		------------
		62,918,010
		------------
	Industrials - Commercial & Professional
	Services -- 1.89%
95,000	IHS Inc. - Class A *	10,234,350
		------------
	Industrials - Transportation -- 3.16%
143,000	Expeditors International of Washington, Inc.	5,541,250
135,000	Landstar System, Inc.	6,982,200
315,000	UTi Worldwide Inc.	4,602,150
		------------
		17,125,600
		------------
	Information Technology - Hardware &
	Equipment -- 1.04%
163,750	Zebra Technologies Corporation - Class A *	5,626,450
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.99%
215,000	Altera Corporation	7,275,600
190,000	Avago Technologies Limited	6,821,000
228,750	Microchip Technology Incorporated	7,567,050
		------------
		21,663,650
		------------
	Information Technology - Software &
	Services -- 14.15%
110,000	ANSYS, Inc. *	6,942,100
65,000	Check Point Software Technologies Ltd. *	3,223,350
209,499	Fidelity National Information Services, Inc.	7,139,726
135,937	Fiserv, Inc. *	9,817,370
175,000	FleetCor Technologies, Inc. *	6,132,000
95,000	Informatica Corporation *	4,024,200
75,000	MercadoLibre, Inc.	5,685,000
215,000	Paychex, Inc.	6,753,150
120,000	Red Hat, Inc. *	6,777,600
100,000	Teradata Corporation *	7,201,000
205,000	TIBCO Software Inc. *	6,133,600
210,000	VeriFone Systems, Inc. *	6,948,900
		------------
		76,777,996
		------------
	Materials -- 3.76%
65,000	Airgas, Inc.	5,460,650
125,000	AptarGroup, Inc.	6,381,250
125,000	Ecolab Inc.	8,566,250
		------------
		20,408,150
		------------
	TOTAL COMMON STOCKS
	(cost $341,211,791)	511,816,868
		------------

SHORT-TERM INVESTMENTS -- 5.24%
	Commercial Paper - 4.81%
$ 500,000	Leggett & Platt, Incorporated 07/02/12, 0.35%	500,000
650,000	Hitachi Capital America Corp. 07/03/12, 0.45%	649,992
1,350,000	Citigroup Funding Inc. 07/05/12, 0.38%	1,349,957
1,275,000	Integrys Energy Group, Inc. 07/05/12, 0.40%	1,274,958
1,850,000	Clorox Company (The) 07/06/12, 0.45%	1,849,907
1,675,000	Stanley Black & Decker Inc. 07/09/12, 0.33%	1,674,893
1,250,000	Bemis Company, Inc. 07/10/12, 0.38%	1,249,894
1,325,000	Bacardi Corporation 07/11/12, 0.43%	1,324,858
575,000	Stanley Black & Decker Inc. 07/11/12, 0.33%	574,953
575,000	Rockwell Automation, Inc. 07/12/12, 0.25%	574,960
1,525,000	Integrys Energy Group, Inc. 07/13/12, 0.42%	1,524,804
1,475,000	Valspar Corporation 07/17/12, 0.37%	1,474,773
1,550,000	Sherwin-Williams Company (The)
	07/18/12, 0.23%	1,549,842
1,500,000	Valspar Corporation 07/19/12, 0.37%	1,499,738
1,850,000	Verizon Communications Inc. 07/19/12, 0.33%	1,849,712
1,000,000	Weatherford International Ltd.
	07/20/12, 0.45%	999,775
1,475,000	Leggett & Platt, Incorporated 07/24/12, 0.37%	1,474,666
1,500,000	Bacardi Corporation 07/25/12, 0.43%	1,499,588
1,000,000	H.J. Heinz Finance Company 07/25/12, 0.27%	999,827
775,000	VW Credit, Inc. 07/26/12, 0.40%	774,793
1,425,000	Hewlett-Packard Company 07/30/12, 0.45%	1,424,501
		------------
		26,096,391
		------------
	Variable Rate Security - 0.43%
2,320,137	American Family Financial Services, Inc.(1)
	07/02/12, 0.10%	2,320,137
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $28,416,528)	28,416,528
		------------
	TOTAL SECURITY HOLDINGS
	(cost $369,628,319) - 99.59%	540,233,396
		------------

	ASSETS, NET OF OTHER LIABILITIES - 0.41%	2,228,740
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$542,462,136
		------------
		------------

% Of net assets.

* Non-income producing security.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of June 30, 2012, investment cost for federal tax purposes was $369,879,152 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$181,846,796
Unrealized depreciation	(11,492,552)
------------
Net unrealized appreciation	$170,354,244
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$511,816,868
Level 2 -
Commercial Paper	26,096,391
Variable Rate Security	2,320,137
Level 3 -
None	-
------------
Total	$540,233,396
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/07/2012